Bonds and Loans	12 Months Ended
Mar. 31, 2024
Borrowings [abstract]
Bonds and Loans	Bonds and Loans

	JPY (millions) As of March 31
	2023	2024
Bonds	¥3,658,314	¥4,092,879
Short-term loans	256	251
Long-term loans	723,772	750,622
Total	¥4,382,341	¥4,843,752
Non-current	¥4,042,741	¥4,476,501
Current	¥339,600	¥367,251
The composition of bonds is as follows:

Instrument		JPY (millions) Carrying amount			Maturity
	Principal amount in contractual currency (millions)	As of March 31, 2023	As of March 31, 2024	Interest rate (%)
Hybrid subordinated bonds	¥500,000	498,876	499,614	1.720% per annum through October 6, 2024 and 6 month LIBOR (5) + margin (1.750-2.750%) thereafter	June 2079
2018 EUR Unsecured Senior Notes – fixed rate	€3,000	433,611	487,381	2.250-3.000%	November 2026 - November 2030
2018 USD Unsecured Senior Notes – fixed rate	$2,250 as of March 31, 2023 $1,750 as of March 31, 2024	298,842	263,701	5.000%	November 2028 (3)
Unsecured Senior Notes Assumed in Shire Acquisition	$4,000 as of March 31, 2023 $3,000 as of March 31, 2024	515,298	439,725	3.200%	September 2026 (2)
Unsecured Senior Notes Assumed in Shire Acquisition	$1,301	174,239	198,116	4.000-5.250%	June 2025 - June 2045
2020 USD Unsecured Senior Notes – fixed rate	$7,000	928,210	1,053,742	2.050-3.375%	March 2030 - July 2060
2020 EUR Unsecured Senior Notes – fixed rate	€3,600	519,808	584,105	0.750-2.000%	July 2027 - July 2040
JPY Unsecured Senior Bonds – fixed rate	¥250,000	249,429	249,495	0.400%	October 2031
Commercial Paper	¥40,000 as of March 31, 2023 ¥317,000 as of March 31, 2024	40,000	317,000	—	May 2024 - June 2024
Total		¥3,658,314	¥4,092,879
The composition of loans is as follows:

Instrument		JPY (millions) Carrying amount			Maturity
	Principal amount in contractual currency (millions)	As of March 31, 2023	As of March 31, 2024	Interest rate (%)
Syndicated Loans 2016	¥200,000 as of March 31, 2023 ¥100,000 as of March 31, 2024	200,000	100,000	0.300%	April 2026 (1)
Syndicated Loans 2017	¥113,500	113,500	113,500	0.350%	April 2027
USD Syndicated Loans 2017	$1,500	199,993	227,018	6 months Term SOFR + 0.42826% (4) + 0.500%	April 2027
Syndicated loans 2023	¥100,000	—	100,000	0.679%	April 2030 (1)
Bilateral Loans	¥210,000	210,000	210,000	0.190–0.815%	April 2024-March 2029
Other		534	355
Total		¥724,027	¥750,873

On April 26, 2023, Takeda repaid JPY 100.0 billion in Syndicated Loans falling due and on the same day entered into new Syndicated Loans of JPY 100.0 billion maturing on April 26, 2030(1). Following this, Takeda redeemed USD 1,000 million of unsecured senior notes issued in September 2016 on their maturity date of September 23, 2023(2). Furthermore, Takeda redeemed USD 500 million of unsecured senior notes issued in November 2018 on their maturity date of November 26, 2023(3). Takeda had short term commercial paper drawings outstanding of JPY 317.0 billion as of March 31, 2024.

Takeda transitioned away from LIBOR as a benchmark rate from July 1, 2023 in respect of the USD 1,500 million Syndicated Loans 2017 where 6 months USD LIBOR was replaced by 6 months Term SOFR + 0.42826% on interest payment dates from October 2023(4). The impact of the transition is not significant. In respect of the Hybrid subordinated bonds that attract a fixed interest rate until October 6, 2024 and 6 month JPY LIBOR plus margin thereafter, Takeda plans to call and replace the bond in full on the bond call date of October 6, 2024(5) with any replacement bond being priced off a Japanese Government Bond benchmark. There are no changes in Takeda’s risk management strategy arising from the replacement of the benchmark rate.

In September 2019, Takeda reached an agreement on a commitment facility of JPY 700.0 billion with various Japanese and non-Japanese banks. The commitment facility has a maturity of September 2026 and is available for general business use. There were no drawdowns on the JPY 700.0 billion commitment facility as of March 31, 2023 and 2024, respectively.

There are long-term financing agreements that contain financial covenants, a key one of which requires Takeda’s ratio of consolidated Adjusted Net Debt to Adjusted EBITDA, as defined in the loan agreements, for the previous twelve-month period to not surpass certain levels as of March 31 and September 30 of each year. Takeda was in compliance with all financial covenants as of March 31, 2023 and 2024, respectively.

In 2017, Takeda entered into USD to JPY cross currency interest rate swap agreements to fix the interest rate for USD 925 million of the floating rate USD Syndicated Loans 2017. In respect of the remaining USD 575 million of the floating rate USD Syndicated Loans 2017, Takeda entered into a cross currency interest rate swap agreement to fix the applicable interest rate. Furthermore, in 2020, Takeda entered into USD to JPY cross currency interest rate swaps of USD 5,750 million in respect of USD 1,750 million of the fixed rate 2018 USD Unsecured Senior Notes and USD 4,000 million of the fixed rate 2020 USD Unsecured Senior Notes. During the fiscal year ended March 31, 2024, cross currency interest rate swaps of USD 4,250 million out of the USD 5,750 million entered in 2020 were terminated, and Takeda entered into new cross currency interest rate swaps of same amount and terms in June and July 2023.